Operating Leases - Leases (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Leases [Abstract]
Future minimum operating lease payments 2019	$ 1,021
Future minimum operating lease payments 2020	808
Future minimum operating lease payments 2021	807
Future minimum operating lease payments 2022	740
Future minimum operating lease payments 2023	597
Future minimum operating lease payments therafter	51
Total Minimum operating lease payments	$ 4,024